Long-term Debt - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Long-term Debt [Abstract]
Interest on long term debt and capital leases	$ 23,008	$ 19,651
Less: Interest capitalized	(1,260)	(2,578)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other Comprehensive Income (Note 15)	473	667
Amortization of deferred finance charges	1,288	1,561
Other bank and finance charges	257	393
Interest and finance costs	$ 23,766	$ 19,694